Intangible assets - Summary of Changes to intangible assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	€ 1,008
Currency translation differences		€ 31
Ending Balance	914	1,008
Patent And Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	851
Currency translation differences		31
Ending Balance	730	851
Software Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	157
Ending Balance	184	157
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	1,863	1,752
Additions	104	91
Currency translation differences	(97)	20
Ending Balance	1,870	1,863
Gross carrying amount [member] | Patent And Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	1,220	1,201
Currency translation differences	(88)	19
Ending Balance	1,132	1,220
Gross carrying amount [member] | Software Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	643	551
Additions	104	91
Currency translation differences	(9)	1
Ending Balance	738	643
Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(855)	(713)
Additions	126	111
Currency translation differences	(25)
Ending Balance	(956)	(855)
Accumulated impairment [member] | Patent And Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(369)	(314)
Additions	56	24
Currency translation differences	(22)
Ending Balance	(403)	(369)
Accumulated impairment [member] | Software Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(486)	(399)
Additions	71	87
Currency translation differences	(3)
Ending Balance	€ (554)	€ (486)